IMPAIRMENT (Details) - Schedule of Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	£ (688)	£ (752)	£ (390)
Other credit risk provisions	(9)	(13)	(55)
Total impairment charged to the income statement	688	752	390
Loans and receivables, category [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	691	592	441
Loans and advances to customers [Member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	697	592	443
Debt securities classified as loans and receivables [Member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	(6)		(2)
Financial assets available-for-sale, category [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	£ 6	£ 173	£ 4